Long-Term Obligations (Tables)	12 Months Ended
Mar. 31, 2014
Long-Term Obligations
Schedule of long-term debt

	March 31,
	2014	2013
	(in thousands)
Revolving credit facility —
Expansion capital loans	$532,500	$441,500
Working capital loans	389,500	36,000
Senior notes	250,000	250,000
Unsecured notes	450,000	—
Other notes payable	14,914	21,562
	1,636,914	749,062

Less - current maturities	7,080	8,626
Long-term debt	$1,629,834	$740,436

Schedule of outstanding borrowings and interest rates under Revolving Credit Facility

At March 31, 2014, our outstanding borrowings and interest rates under our Revolving Credit Facility were as follows (dollars in thousands):

	Amount	Rate
Expansion capital facility —
LIBOR borrowings	$532,500	1.91%
Working capital facility —
LIBOR borrowings	358,000	1.91%
Base rate borrowings	31,500	4.00%

Schedule of maturities of long-term debt

	Revolving			Other
	Credit	Senior	Unsecured	Notes
Year Ending March 31,	Facility	Notes	Notes	Payable	Total
			(in thousands)
2015	$—	$—	$—	$7,081	$7,081
2016	—	—	—	3,614	3,614
2017	—	—	—	2,356	2,356
2018	—	25,000	—	1,449	26,449
2019	922,000	50,000	—	238	972,238
Thereafter	—	175,000	450,000	176	625,176
	$922,000	$250,000	$450,000	$14,914	$1,636,914